Summary of Significant Accounting Policies (Policies)	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The six month period ended June 30, 2021 (the “Successor 2021 Period”), and the period from February 10, 2020 (inception) to June 30, 2020 (the “Successor Q2 2020 Period”) relate to the activity of Cosmos Intermediate, LLC and its subsidiaries. MIS was identified as the Predecessor through an analysis of various factors, including the size, financial characteristics, ongoing management, and order in which the acquired entities were acquired. The year to date period ended June 21, 2020 (the “Predecessor 2020 Period”) relates to the activity of MIS and its subsidiaries.

The accompanying condensed consolidated financial statements have been prepared in accordance with the United States (“U.S.”) generally accepted accounting principles (“GAAP”) for interim financial statement information. Accordingly, they do not include all of the information and notes required by GAAP for complete financial statements. The year-end condensed consolidated balance sheet data was derived from audited financial statements but does not include all disclosures required by accounting principles generally accepted in the United States of America. In the opinion of management, the condensed consolidated financial statements include all adjustments, consisting of adjustments associated with acquisition accounting and normal recurring adjustments, necessary for the fair statement of such financial statements. All intercompany balances and transactions have been eliminated in consolidation.

The Company’s unaudited interim condensed consolidated financial statements should be read in conjunction with the audited annual consolidated financial statements and related notes for the period ended December 31, 2020. Interim results are not necessarily indicative of the results for a full year.

There have been no significant changes from the significant accounting policies disclosed in Note B of the “Notes to Consolidated Financial Statements” included in the annual consolidated financial statements for the period ended December 31, 2020.

Basis of Presentation

MIS was identified as the Predecessor through an analysis of various factors, including the size, financial characteristics, ongoing management, and order of the acquired entities. As of December 31, 2019 and for the year ended December 31, 2019 (collectively, the “Predecessor 2019 Period”) and the period from January 1, 2020 to June 21, 2020 (the “Predecessor 2020 Period”) relate to the predecessor period for Cosmos and includes all of the accounts of only MIS and its subsidiaries. As of December 31, 2020 and for the period from February 10, 2020 (inception) through December 31, 2020 (collectively, the “Successor 2020 Period”) relate to activity of Cosmos Intermediate, LLC and its subsidiaries. The Successor 2020 Period begins before the Predecessor 2020 Period ends due to the acquisitions that took place prior to the acquisition of MIS.

The Adcole, DSS, MIS, Roccor, and LoadPath acquisitions were accounted for as business combinations in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805, Business Combinations (“ASC 805”), and the resulting new basis of accounting is reflected in the Successor 2020 Period as of each acquisition date. As a result, financial information of the Predecessor and Successor periods has been prepared under two different bases of accounting and therefore are not comparable.

The consolidated financial statements have been prepared in accordance with the United States (“U.S.”) generally accepted accounting principles (“GAAP”) and all intercompany balances and transactions have been eliminated in consolidation. Amounts presented within tables in the consolidated financial statements and accompanying notes are presented in thousands of U.S. dollars, with the exception of percentages, unit, share, per unit, and per share amounts.

Emerging Growth Company

Emerging Growth Company

Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, actual results could differ from those estimates. Accounting policies subject to estimates include valuation of intangible assets and contingent consideration, revenue recognition, income taxes, and equity-based compensation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, actual results could differ from those estimates. Accounting policies subject to estimates include valuation of intangible assets and contingent consideration, revenue recognition, income taxes, and equity-based compensation.

Business Combinations

Business Combinations

The Company utilizes the acquisition method of accounting under ASC 805, for all transactions and events in which it obtains control over one or more other businesses (even if less than 100% ownership is acquired), to recognize the fair value of all assets acquired and liabilities assumed and to establish the acquisition date fair value as of the measurement date.

While the Company uses its best estimates and assumptions as part of the purchase price allocation process to accurately value assets acquired and liabilities assumed at the business combination date, the estimates and assumptions are inherently uncertain and subject to refinement. As a result, during the measurement period, which may be up to one year from the business combination date, the Company records adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. For changes in the valuation of intangible assets between the preliminary and final purchase price allocation, the related amortization is adjusted in the period it occurs. Subsequent to the measurement period, any adjustment to assets acquired or liabilities assumed is included in operating results in the period in which the adjustment is identified. Transaction costs that are incurred in connection with a business combination, other than costs associated with the issuance of debt or equity securities, are expensed as incurred.

Contingent consideration is classified as a liability or as equity on the basis of the definitions of a financial liability and an equity instrument; contingent consideration payable in cash is classified as a liability. The Company recognizes the fair value of any contingent consideration that is transferred to the seller in a business combination on the date at which control of the acquiree is obtained. Contingent consideration payments related to acquisitions are measured at fair value each reporting period using Level 3 unobservable inputs (Level 3). Any changes in the fair value of these contingent consideration payments are included in operating income in the consolidated statements of operations.

Revenue Recognition

Revenue Recognition

Based on the specific analysis of its contracts, the Company has determined that its contracts are subject to revenue recognition in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”). Recognition under the ASC 606 five-step model involves (i) identification of the contract, (ii) identification of performance obligations in the contract, (iii) determination of the transaction price, (iv) allocation of the transaction price to the previously identified performance obligations, and (iv) revenue recognition as the performance obligations are satisfied.

During step one of the five step model, the Company considers whether contracts should be combined or separated, and based on this assessment, the Company combines closely related contracts when all the applicable criteria are met. The combination of two or more contracts requires judgment in determining whether the intent of entering into the contracts was effectively to enter into a single contract, which should be combined to reflect an overall profit rate. Similarly, the Company may separate an arrangement, which may consist of a single contract or group of contracts, with varying rates of profitability, only if the applicable criteria are met. Judgment is involved in determining whether a group of contracts may be combined or separated based on how the arrangement and the related performance criteria were negotiated. The conclusion to combine a group of contracts or separate a contract could change the amount of revenue and gross profit recorded in a given period.

A performance obligation is a promise in a contract to transfer a distinct good or service to the customer. A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when the performance obligation is satisfied. The Company’s contracts with customers generally do not include a right of return relative to delivered products. In certain cases, contracts are modified to account for changes in the contract specifications or requirements. In most instances, contract modifications are accounted for as part of the existing contract. Certain contracts with customers have options for the customer to acquire additional goods or services. In most cases the pricing of these options are reflective of the standalone selling price of the good or service. These options do not provide the customer with a material right and are accounted for only when the customer exercises the option to purchase the additional goods or services. If the option on the customer contract was not indicative of the standalone selling price of the good or service, the material right would be accounted for as a separate performance obligation.

The Company’s revenues are derived from the design and sales of components for spacecraft and satellites and the performance of engineering, modeling and simulation services related to spacecraft design and mission execution. Each promised good or service within a contract is accounted for separately under the guidance of ASC 606 if they are distinct. Promised goods or services not meeting the criteria for being a distinct performance obligation are bundled into a single performance obligation with other goods or services that together meet the criteria for being distinct. The appropriate allocation of the transaction price and recognition of revenue is then applied for the bundled performance obligation. The Company has concluded that its service contracts generally contain a single performance obligation given the interrelated nature of the activities within the context to which the transaction price is assigned and for which revenue is recognized over time.

Once the Company identifies the performance obligations, the Company determines the transaction price, which includes estimating the amount of variable consideration to be included in the transaction price, if any. The Company’s contracts generally do not contain penalties, credits, price concessions, or other types of potential variable consideration. Prices are fixed at contract inception and are not contingent on performance or any other criteria.

The Company engages in long-term contracts for production and service activities and recognizes revenue for performance obligations over time. These long-term contracts involve the design, development, manufacture, or modification of components for spacecraft and satellites. Revenue is recognized over time (versus point in time recognition), as the Company’s performance creates an asset with no alternative use to the Company and the Company has an enforceable right to payment for performance completed to date, and the customer receives the benefit as the Company builds the asset. The Company considers the nature of these contracts and the types of products and services provided when determining the proper accounting for a particular contract. These contracts include both fixed-price and cost reimbursable contracts. The Company’s cost reimbursable contracts typically include cost-plus fixed fee and time and material (“T&M”) contracts.

For long-term contracts, the Company typically recognizes revenue using the input method, using a cost-to-cost measure of progress. The Company believes that this method represents the most faithful depiction of the Company’s performance because it directly measures value transferred to the customer. Contract estimates are based on various assumptions to project the outcome of future events that may span several years. These assumptions include: the amount of time to complete the contract, including the assessment of the nature and complexity of the work to be performed; the cost and availability of materials; the availability of subcontractor services and materials; and the availability and timing of funding from the customer. The Company bears the risk of changes in estimates to complete on a fixed-price contract, which may cause profit levels to vary from period to period. For cost reimbursable contracts, the Company is reimbursed periodically for allowable costs and is paid a portion of the fee based on contract progress. In the limited instances where the Company enters into T&M contracts, revenue recognized reflects the number of direct labor hours expended in the performance of a contract multiplied by the contract billing rate, as well as reimbursement of other direct billable costs. For T&M contracts, the Company recognizes revenue in the amount for which the Company has a right to invoice the customer based on the control transferred to the customer. For over time contracts, the Company recognizes anticipated contract losses as soon as they become known and estimable.

Accounting for long-term contracts requires significant judgment relative to estimating total contract revenues and costs, in particular, assumptions relative to the amount of time to complete the contract, including the assessment of the nature and complexity of the work to be performed. The Company’s estimates are based upon the professional knowledge and experience of its engineers, program managers and other personnel, who review each long-term contract monthly to assess the contract’s schedule, performance, technical matters and estimated cost at completion. Changes in estimates are applied retrospectively and when adjustments in estimated contract costs are identified, such revisions may result in current period adjustments to earnings applicable to performance in prior periods.

On long-term contracts, the portion of the payments retained by the customer is not considered a significant financing component; the Company expects, at contract inception, that the lag period between the transfer of a promised good or service to a customer and when the customer pays for that good or service will not constitute a significant financing component. Many of the Company’s long-term contracts have milestone payments, which align the payment schedule with the progress towards completion on the performance obligation. On some contracts, the Company may be entitled to receive an advance payment, which is not considered a significant financing component because it is used to facilitate inventory demands at the onset of a contract and to safeguard the Company from the failure of the other party to abide by some or all of their obligations under the contract.

Contract Balances

Contract balances result from the timing of revenue recognized, billings and cash collections, and the generation of contract assets and liabilities.

Contract assets represent revenue recognized in excess of amounts invoiced to the customer and the right to payment is not subject to the passage of time. Contract liabilities are presented as deferred revenue on the Company’s consolidated balance sheets and consist of deferred product revenue, billings in excess of revenues, deferred service revenue, and customer advances. Deferred product revenue represents amounts that have been invoiced to customers but are not yet recognizable as revenue because the Company has not satisfied its performance obligations under the contract. Billings in excess of revenues represents milestone billing contracts where the billings of the contract exceed recognized revenues.

Contract asset balances on the Company’s consolidated balance sheets were $4,172 thousand as of December 31, 2020 (Successor), compared to $232 thousand as of December 31, 2019 (Predecessor). The change was primarily driven by contract asset balances as of the Successor 2020 Period including contract asset balances related to Adcole, MIS, DSS, Roccor, and LoadPath, while the Predecessor 2019 Period included contract asset balances related to MIS only.

Contract liability balances included in deferred revenue on the Company’s consolidated balance sheets were $15,665 thousand as of the December 31, 2020 (Successor), compared to $6,316 thousand as of December 31, 2019 (Predecessor). The change was primarily driven by contract liability balances as of the Successor 2020 Period including contract liability balances related to Adcole, MIS, DSS, Roccor, and LoadPath, while the Predecessor 2019 Period included contract liability balances related to MIS only. Revenue recognized in the Successor 2020 and the Predecessor 2020 Period that was included in the contract liability balance as of December 31, 2019 (Predecessor) was $1,792 thousand and $4,551 thousand, respectively.

Remaining Performance Obligations

The Company includes in its computation of remaining performance obligations customer orders for which it has accepted signed sales orders. The definition of remaining performance obligations excludes those contracts accounted for under the “right to invoice” practical expedient. As of December 31, 2020 (Successor), the aggregate amount of the transaction price allocated to remaining performance obligations was $122,019 thousand. The Company expects to recognize approximately 60% of its remaining performance obligations as revenue within the next 12 months and the balance thereafter.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents is comprised of cash on hand, cash balances with banks and similar institutions and all highly liquid investments with an original maturity of three months or less. The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company measures certain financial assets and liabilities, including contingent consideration, at fair value. ASC 820, Fair Value Measurement and Disclosures (“ASC 820”), specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions. These two types of inputs have created the following fair-value hierarchy:

Level 1—Quoted prices for identical instruments in active markets;

Level 2—Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets; and

Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, certificate of deposits, and accounts receivable. The Company places its cash and cash equivalents with financial institutions of high-credit quality. At times, such amounts may exceed federally insured limits. Cash and cash equivalents on deposit or invested with financial and lending institutions was $22,076 thousand and $9,292 thousand, as of December 31, 2020 (Successor) and December 31, 2019 (Predecessor), respectively.

The Company provides credit to customers in the normal course of business. The carrying amount of current accounts receivable is stated at cost, net of an allowance for doubtful accounts. The Company performs ongoing credit evaluations of its customers’ financial condition and limits the amount of credit extended when deemed necessary. The Company maintains an allowance for doubtful accounts to provide for the estimated amount of accounts receivable that will not be fully collected. The allowance is based on the assessment of the following factors: customer creditworthiness, historical payment experience, and age of outstanding accounts receivable and any applicable collateral.

Inventory

Inventory

Inventory is stated at the lower of cost or net realizable value. Cost is calculated on a first-in, first-out (“FIFO”) basis. Inventory may consist of raw materials, work-in-process, and finished goods. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expense. Inventory is impaired when it is probable that inventory values exceed their net realizable value. Changes in these estimates are included in cost of sales in the consolidated statements of operations.

Segment Information

Segment Information

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s CODM is its Chief Executive Officer. The Company has concluded that it operates in one operating segment and one reportable segment, space infrastructure, as the CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance.

Goodwill and Indefinite-Lived Assets

Goodwill and Indefinite-Lived Assets

Goodwill is the amount by which the purchase price exceeded the fair value of the net identifiable assets acquired and liabilities assumed in a business combination on the date of acquisition (see Note G). Goodwill is assessed for impairment at least annually as of October 1, on a reporting unit basis, or when events and circumstances occur indicating that the recorded goodwill may be impaired. The Company assesses impairment first on a qualitative basis to determine if a quantitative assessment is necessary. In circumstances where our qualitative analysis indicates that the fair value of a reporting unit does not exceed its carrying value, the goodwill impairment loss is measured as the amount by which a reporting unit’s carrying amount exceeds its fair value, not to exceed the carrying amount of goodwill. All indefinite-lived assets are reviewed for impairment annually, and as necessary if indicators of impairment are present.

Long-Lived Assets

Long-Lived Assets

The Company regularly evaluates its property, plant and equipment and intangible assets other than goodwill for impairment when events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable, in accordance with ASC 360, Property, Plant, and Equipment (“ASC 360”) and ASC 350, Intangibles—Goodwill and Other (“ASC 350”). If the Company determines that the carrying amount of an asset or asset group is not recoverable based upon the undiscounted expected future cash flows of the asset or asset group, the Company records an impairment loss equal to the excess of carrying amount over the estimated fair value of the asset or asset group.

Property, Plant and Equipment

Property, plant and equipment are the long-lived, physical assets of the Company, acquired for use in the Company’s normal business operations and not intended for resale by the Company. These assets are recorded at cost. Renewals and betterments that increase the useful lives of the assets are capitalized. Repair and maintenance expenditures that increase the efficiency of the assets are expensed as incurred. Assets under capital lease are recorded at the present value of the minimum lease payments required during the lease period. Depreciation is based on the estimated useful lives of the assets using the straight-line method and is included in selling, general and administrative or cost of sales based upon the asset; depreciation and amortization expense includes the amortization of assets under capital leases. Expected useful lives are reviewed at least annually. Estimated useful lives are as follows:

Estimated useful
Property, plant and equipment	life in years
Computer equipment	3
Furniture and fixtures	7
Laboratory equipment	5-10
Software	3-5
Leasehold improvements	5 or lease term

As assets are retired or sold, the related cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations.

Finite-lived Intangible Assets

Finite-lived intangible assets result from the Company’s various business combinations (see Note C) and consist of identifiable finite-lived intangible assets, including technology, trademarks, and customer relationships. These finite-lived intangible assets are reported at cost, net of accumulated amortization, and are either amortized on a straight-line basis over their estimated useful lives or over the period the economic benefits of the intangible asset are consumed.

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740, Income Taxes (“ASC 740”). The Company computes its provision for income taxes using the asset and liability method, under which deferred tax assets and liabilities are calculated based on the basis difference for financial reporting and tax basis of assets and liabilities using enacted tax rates for the year in which the differences are expected to reverse. All deferred income taxes are classified as non-current in the Company’s consolidated balance sheets. The Company records a valuation allowance against net deferred tax assets if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company did not recognize certain tax benefits from uncertain tax positions within the provision for income taxes. The Company recognizes a tax benefit only if it is more likely than not the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. As of December 31, 2020 (Successor), the Company’s estimated gross unrecognized tax benefits were $1,671 thousand, of which $1,586 thousand if recognized would favorably impact the Company’s future earnings. Due to uncertainties in any tax audit outcome, estimates of the ultimate settlement of our unrecognized tax positions may change and the actual tax benefits may differ from the estimates. The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense.

Research and Development Costs

Research and Development Costs

Research and development costs are primarily made up of labor charges, prototype material, and development expenses. Research and development costs are expensed in the period incurred.

Advertising Costs

Advertising Costs

All advertising, promotional and marketing costs are expensed when incurred. During the Successor 2020 Period, Predecessor 2020 Period and Predecessor 2019 Period, advertising costs were $147 thousand, $86 thousand, and $155 thousand, respectively, and are including in Selling, general and administrative within the consolidated statements of operations.

Equity-based Compensation

Equity-based Compensation

The Company has a written compensatory benefit plan to provide incentives to existing or new employees, officers, managers, directors, and other service providers of the Company. Equity-based compensation cost is measured at the grant date based on the fair value of the award, which is calculated using the Black-Scholes Option Pricing Model (“OPM”). The vesting of the incentives is contingent on service-based, performance-based, and market conditions and, as such, the recognition of compensation cost is deferred until the performance conditions are met. Once the performance conditions are met, unrecognized compensation cost is recognized based on the portion of the requisite service period that has been rendered. If the requisite period is complete, compensation cost is recognized regardless of market conditions being met. Forfeitures are recognized in the period they occur.

Net Income (Loss) per Unit

Net Income (Loss) per Unit

The Company has one class of limited liability company units (“Units”). Basic net income (loss) per Unit is computed by dividing income available to Unit holders by the number of weighted average Units outstanding during the period. Diluted net income (loss) per Unit is computed by dividing income available to Unit holders, adjusted for the effects of the presumed issuance of potential Units, if any, by the number of (1) weighted average Units outstanding, plus (2) potentially issuable Units. The Company’s consolidated statements of operations include a presentation of net loss per Unit for the Successor 2020 Period. Net loss per share data has not been presented for the Predecessor 2020 Period and the Predecessor 2019 Period in accordance with ASC 260, Earnings per Share in which earnings per share data is only required for entities that have issued common stock or potential common stock if those securities trade in a public market on a stock exchange or in the over-the counter market.

Foreign Currency

Foreign Currency

The local currency of our operations in Luxembourg, the euro, is considered to be the functional currency of that operation. The accounts of foreign subsidiaries are translated using exchange rates in effect at the end of the reporting period for assets and liabilities on the consolidated balance sheets and at average exchange rates during the reporting period for results of operations. The related translation adjustments are reported in accumulated other comprehensive income (loss). Realized gains and losses on foreign currency transactions are included in the consolidated statements of operations and comprehensive (loss) income.

Accumulated Other Comprehensive Income (Loss)

Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) (“AOCI”) includes foreign currency translation adjustments.The components of AOCI included $506 thousand, $1 thousand, $(8) thousand of foreign currency translation adjustments for the Successor 2020 Period, the Predecessor 2020 Period and the Predecessor 2019 Period, respectively.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

The FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), which supersedes the current lease requirements in ASC 840, Leases. ASU 2016-02 requires lessees to recognize a right-of-use asset and related lease liability for all leases, with a limited exception for short-term leases. Leases will be classified as either finance or operating, with the classification affecting the pattern of expense recognition in the statement of operations. Currently, leases are classified as either capital or operating, with any capital leases recognized on the condensed consolidated balance sheets. The reporting of lease-related expenses in the condensed consolidated statements of operations and cash flows will be generally consistent with the current guidance. The new lease guidance will be effective for the year ending December 31, 2022 and will be applied using a modified retrospective transition method to either the beginning of the earliest period presented or the beginning of the year of adoption. The Company is currently evaluating the impact of adopting the new standard. The adoption of this standard will require the recognition of a right of use asset and liability on the Company’s condensed consolidated balance sheets.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326) (“ASU 2016-13”), an amendment of the FASB Accounting Standards Codification. Subsequent to the issuance of ASU 2016-13, there were various updates that amended and clarified the impact of ASU 2016-13. ASU 2016-13 broadens the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The amendments in ASU 2016-13 will require an entity to record an allowance for credit losses for certain financial instruments and financial assets, including accounts receivable, based on expected losses rather than incurred losses. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. An entity must use judgment in determining the relevant information and estimation methods that are appropriate in its circumstances. The use of forecasted information incorporates more timely information in the estimate of expected credit losses. The new guidance will be effective for the years beginning after December 15, 2022. The Company does not expect this guidance to have a material impact on its condensed consolidated financial statements or related disclosures.

Recently Issued Accounting Pronouncements

The FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), which supersedes the current lease requirements in ASC 840, Leases. ASU 2016-02 requires lessees to recognize a right-of-use asset and related lease liability for all leases, with a limited exception for short-term leases. Leases will be classified as either finance or operating, with the classification affecting the pattern of expense recognition in the statement of operations. Currently, leases are classified as either capital or operating, with any capital leases recognized on the consolidated balance sheets. The reporting of lease-related expenses in the consolidated statements of operations and cash flows will be generally consistent with the current guidance. The new lease guidance will be effective for the year ending December 31, 2022 and will be applied using a modified retrospective transition method to either the beginning of the earliest period presented or the beginning of the year of adoption. The Company is currently evaluating the impact of adopting the new standard. The adoption of this standard will require the recognition of a right of use asset and liability on the Company’s consolidated balance sheets.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments–Credit Losses (Topic 326) (“ASU 2016-13”), an amendment of the FASB Accounting Standards Codification. Subsequent to the issuance of ASU 2016-13, there were various updates that amended and clarified the impact of ASU 2016-13. ASU 2016-13 broadens the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The amendments in ASU 2016-13 will require an entity to record an allowance for credit losses for certain financial instruments and financial assets, including accounts receivable, based on expected losses rather than incurred losses. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. An entity must use judgment in determining the relevant information and estimation methods that are appropriate in its circumstances. The use of forecasted information incorporates more timely information in the estimate of expected credit losses. The new guidance will be effective for the years beginning after December 15, 2022. The Company does not expect this guidance to have a material impact to its consolidated financial statements or related disclosures.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), which replaces numerous requirements in GAAP, including industry-specific requirements, and provides companies with a single revenue recognition model for recognizing revenue from contracts with customers. The core principle of the new standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services in accordance with the five-step model outlined in Topic 606. The two permitted transition methods under the new standard are the full retrospective method, in which case the standard would be applied to each prior reporting period presented, and the cumulative effect of applying the standard would be recognized at the earliest period presented; or the modified retrospective method, in which case the cumulative effect of applying the standard would be recognized at the date of initial application.

Effective January 1, 2019, the Predecessor adopted the requirements of ASU 2014-09 using the modified retrospective method. The Company identified key factors from the five-step model to recognize revenue as prescribed by the new standard that may be applicable to each of the Company’s contract types. Significant customers and contracts were identified, and the Company reviewed these contracts. The Company completed the evaluation of the provisions of these contracts and compared the historical accounting policies and practices to the requirements of the new standard, including the related qualitative disclosures regarding the potential impact of the effects of the accounting policies and a comparison to the Predecessor previous revenue recognition policies. Based on the completed evaluation, the Company concluded the adoption of the requirements of ASU 2014-09 did not have a material impact on the consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”), an amendment of the FASB Accounting Standards Codification. ASU 2017-04 eliminates the requirement to measure the implied fair value of goodwill by assigning the fair value of a reporting unit to all assets and liabilities within that unit (“the Step 2 test”) from the goodwill impairment test. Instead, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited by the amount of goodwill in that reporting unit. The new standard is effective for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2022. ASU 2017-04 requires prospective adoption and permits early adoption for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company concluded that there is no impact to its consolidated financial statements from adopting this guidance on January 1, 2020.

In August 2018, the FASB issued ASU No. 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40) (“ASU 2018-15”), an amendment of the FASB Accounting Standards Codification. ASU 2018-15 provides guidance to determine whether to capitalize implementation costs of a cloud computing arrangement that is a service contract or expense as incurred. Costs of arrangements that do not include a software license should be accounted for as a service contract and expensed as incurred. ASU 2018-15 is effective for fiscal years beginning after December 15, 2019, with early adoption permitted. ASU 2018-15 permits two methods of adoption: prospectively to all implementation costs incurred after the date of adoption, or retrospectively to each prior reporting period presented. The Company concluded that there is no impact to its consolidated financial statements from adopting this guidance on January 1, 2020.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), an amendment of the FASB Accounting Standards Codification. The amendments in this ASU simplify the accounting for income taxes by removing certain exceptions for intra period tax allocations and deferred tax liabilities for equity method investments and adds guidance whether a step-up in tax basis of goodwill relates to a business combination or a separate transaction. This ASU is effective for fiscal years beginning after December 15, 2020, with early adoption permitted. The Company concluded that there is no impact to its consolidated financial statements from adopting this guidance on January 1, 2020.